UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2012
Check her if Amendment [  ]; Amendment Number:
This Amendment (Check only one.).  [  ]is  a restatement
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	McMillion Capital Management, Inc.
Address:	701 Green Valley Rd. Suite 104
		Greensboro,  NC  27408

13F File Number:	28-7496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:	Donald C. McMillion
Title:		President
Phone:	336-274-2491
Signature, Place, and Date of Signing:

Donald C. McMillion 	Greensboro, NC	May 10, 2012

Report Type (Check Only One.):

[ X ]  	13F HOLDINGS REPORT.
[  ]  		13F NOTICE
[  ] 		13F COMBINATION REPORT

List of other Managers Reporting for this Manager:

NONE

I am signing this report as required by the Securities and Exchange Act of 1934.
<table>					Investment				Voting
<c>	<c>		Fair		Discretion			Managers	 Authority(Shares)
Name of Issue	Title of Class	Cusip	Market Value	Shares	Sole	Defined	Shared	See. V	Sole	Shared	None
COMMON STOCK




3M Company	Common	88579y101	1675274.59	18779	18779				18779
ABB LIMITED SPONS ADR	Common	000375204	21838.7	1070	1070				1070
ABBOTT LABS	Common	002824100	3454610.85	56365	56365				56365
ACE LTD	Common	H0023R105	6588	90	90				90
AFLAC	Common	001055102	3449.25	75	75				75
AGILENT	Common	00846U101	4005.9	90	90				90
ALNYLAM PHARMACEUTICALS	Common	02043Q107	553.5	50	50				50
ALTRIA GROUP INC.	Common	02209S103	27783	900	900				900
AMERICAN EXPRESS CO	Common	025816109	4241022.28	73298	73298				73298
AMERICAN INT'L	Common	026874784	215.81	7	7				7
AMERIPRISE FINL INC.	Common	03076C106	68613.13	1201	1201				1201
ANADARKO PETROLEUM	Common	032511107	16748.31	214	214				214
APACHE CORP	Common	037411105	2008.8	20	20				20
APPLE COMPUTER	Common	037833100	193055.1	322	322				322
APPLIED MATERIALS	Common	038222105	5475.8	440	440				440
AT&T CORP.	Common	00206R102	3143924.1	100670	100670				100670
AUTOMATIC DATA PROC.	Common	053015103	61867.99	1121	1121				1121
BANCO DE SANTANDER ADS	Common	05964H105	18776.16	2448	2448				2448
BANK NOVA SCOTIA HALIFAX	Common	064149107	47073.6	840	840				840
BANKAMERICA	Common	060505104	137951.55	14415	14415				14415
BB & T Corp.	Common	054937107	37668	1200	1200				1200
BHP BILLITON LIMITED ADR	Common	088606108	28960	400	400				400
BMC SOFTWARE	Common	055921100	13052	325	325				325
BRISTOL MYERS SQUIBB CO	Common	110122108	3720701.25	110243	110243				110243
BT GROUP PLC ADR	Common	05577E101	65088	1800	1800				1800
BUNGE LIMITED	Common	G16962105	1231.92	18	18				18
CA INC	Common	12673P105	5787.6	210	210				210
CAPITAL BANK CORP	Common	139793103	784	350	350				350
CATERPILLAR, INC.	Common	149123101	2932282.56	27528	27528				27528
CENTURYTEL INC.	Common	156700106	3942.3	102	102				102
CHESAPEAKE ENERGY	Common	165167107	4634	200	200				200
CHEVRONTEXACO	Common	166764100	5306037.32	49492	49492				49492
CHORUS LTD SPON ADS SLM	Common	17040V107	3837.75	255	255				255
CHUBB CORP	Common	171232101	5874.35	85	85				85
CINTAS CORP	Common	172908105	46944	1200	1200				1200
CISCO SYSTEMS	Common	17275R102	2977031.7	140758	140758				140758
COCA COLA	Common	191216100	4094233.2	55320	55320				55320
COLGATE PALMOLIVE	Common	194162103	215800.46	2207	2207				2207
COMCAST CORP. A	Common	20030N101	5791.93	193	193				193
CONOCO PHILLIPS	Common	20825C104	22803	300	300				300
CONSTELLATION BRANDS A	Common	21036P108	17692.5	750	750				750
CREE INC.	Common	225447101	53454.7	1690	1690				1690
DANAHER CORP	Common	235851102	156800	2800	2800				2800
DELL COMPUTER	Common	24702R101	1311	79	79				79
DIAGEO	Common	25243Q205	4342.5	45	45				45
DISCOVERY COMMUNICATIONS INC A	Common	25470F104	4807	95	95				95
DISCOVERY COMMUNICATIONS SER C	Common	25470F302	4453.6	95	95				95
DOMINION RES INC VA	Common	25746u109	90436.86	1766	1766				1766
DOVER CORP.	Common	260003108	6294	100	100				100
DOW CHEMICAL	Common	260543103	18359.2	530	530				530
DR PEPPER SNAPPLE GROUP INC	Common	26138E109	1447.56	36	36				36
DU PONT E I DE NEMOURS &	Common	263534109	35972	680	680				680
DUKE POWER CO	Common	26441c105	12606	600	600				600
DUKE REALTY INVESTMENTS INC.	Common	264411505	1720.8	120	120				120
ELECTRONIC ARTS INC CL A	Common	285512109	2472.75	150	150				150
EMC CORP	Common	268648102	5096781	170575	170575				170575
EMERSON ELEC CO	Common	291011104	42004.9	805	805				805
ENERGY TRANSFER PARTNERS	Common	29273R109	293187.5	6250	6250				6250
EQUITY RESIDENTIAL PPTY TR SH 	Common	29476L107	58236.6	930	930				930
EXELIS INC	Common	30162A108	7937.68	634	634				634
EXPRESS SCRIPTS HLDG C	Common	30219G108	8668.8	160	160				160
EXXON MOBIL CP	Common	30231g102	5391310.26	62162	62162				62162
FDX Corp	Common	31428X106	3318468.56	36086	36086				36086
FISERV INC.	Common	337738108	3728949.21	53739	53739				53739
FLUOR CORPORATION	Common	343412102	21134.08	352	352				352
FMC CORP NEW	Common	302491303	2328.92	22	22				22
FOSTER WHEELER AG	Common	H27178104	1138	50	50				50
FOUR OAKS FINANCIAL	Common	350891107	31.21	442	442				442
FREEPORT MCMRN COP & GOLD B	Common	35671D857	1639143.6	43090	43090				43090
GAP, INC	Common	364760108	6404.3	245	245				245
GENERAL ELEC CO	Common	369604103	2416769.2	120417	120417				120417
GENUINE PARTS	Common	372460105	54906.25	875	875				875
GOLDCORP INC NEW	Common	380956409	31542	700	700				700
HEINZ HJ	Common	423074103	2858766.75	53385	53385				53385
HOME DEPOT	Common	437076102	81753.75	1625	1625				1625
HONEYWELL	Common	438516106	22771.65	373	373				373
INTEL CORP.	Common	458140100	2818360.06	100244	100244				100244
INTERNATIONAL BUSINESS M	Common	459200101	7723388.5	37016	37016				37016
INTERNATIONAL PAPER	Common	460146103	4141.8	118	118				118
ISHARES S&P GSTI SOFTWARE INDE	Common	464287515	5110853.3	77590	77590				77590
ITT CORP. (NEW)	Common	450911201	7271.98	317	317				317
JOHNSON & JOHNSON	Common	478160104	3090555.82	46855	46855				46855
JP MORGAN CHASE & CO.	Common	46625h100	2766938.47	60177	60177				60177
KELLOGG	Common	487836108	5631.15	105	105				105
KIMBERLY-CLARK	Common	494368103	1773.36	24	24				24
KRAFT FOODS	Common	50075N104	28887.6	760	760				760
LABORATORY CORP. OF AMERICA	Common	50540R409	21511.9	235	235				235
LIBERTY PROPERTY TRUST	Common	531172104	7501.2	210	210				210
LP MAGELLAN MIDSTREAM	Common	559080106	276700.5	3825	3825				3825
LP SUBURBAN PROPANE PARTNRSHP	Common	864482104	231555	5385	5385				5385
LTD PART KINDER MORGAN	Common	494550106	14481.25	175	175				175
MACK CALI REALITY CORP	Common	554489104	5764	200	200				200
MARATHON OIL	Common	565849106	3760539.3	118629	118629				118629
MARKWEST ENERGY	Common	570759100	207497.5	3550	3550				3550
MASCO CORP	Common	574599106	80139.78	5994	5994				5994
MCDONALDS CORP.	Common	580135101	1451880	14800	14800				14800
MEDCO HEALTH SOLUTIONS, INC.	Common	58405U102	10123.2	144	144				144
MERCK & CO INC	Common	58933Y105	368064	9585	9585				9585
METLIFE INC	Common	59156R108	85045.95	2277	2277				2277
MICROSOFT CORP.	Common	594918104	5278724.28	163656	163656				163656
NABORS INDUSTRIES	Common	629568106	10494	600	600				600
NESTLE'S A ADR REG SH VTG	Common	641069406	18900	300	300				300
NEWBRIDGE BANCORP	Common	65080T102	4790	1000	1000				1000
NEWMONT MINING CORP	Common	651639106	34402.17	671	671				671
NEXTERA ENERGY INC	Common	65339F101	665772	10900	10900				10900
NIKE INC CLASS B	Common	654106103	20603.6	190	190				190
NOBLE CORP	Common	H5833N103	3747	100	100				100
NORDSTROM INC	Common	655664100	2228.8	40	40				40
NORTHWEST NATURAL GAS	Common	667655104	41995	925	925				925
ORACLE CORP	Common	68389X105	3307327.2	113420	113420				113420
OWENS ILL INC	Common	690768403	2100.6	90	90				90
PALL CORP	Common	696429307	53667	900	900				900
PEPCO HOLDINGS	Common	713291102	5289.2	280	280				280
PEPSICO, INC.	Common	713448108	72985	1100	1100				1100
PFIZER INC	Common	717081103	11322.5	500	500				500
PHILIP MORRIS INTL	Common	718172109	59811.75	675	675				675
PIEDMONT NATURAL GAS	Common	720186105	295475.7	9510	9510				9510
PIKE ELECTRIC CORP	Common	721283109	4115	500	500				500
PLAINS ALL AMERICAN PIPELINE	Common	726503105	337335	4300	4300				4300
PLUM CREEK TIMBER CO INC	Common	729251108	8727.6	210	210				210
PNC FINL CORP	Common	693475105	4191.85	65	65				65
POTASH CORP OF SASKATCHEWAN IN	Common	73755L107	8224.2	180	180				180
POWERSHARES EXCHANGE FINL PFD 	Common	73935X229	22679.3	1267	1267				1267
POWERSHARES GLOBAL ETF GBL WAT	Common	73936T623	3133761.6	173136	173136				173136
POWERSHARES QQQ TRUST SERIES I	Common	73935A104	408339.75	6045	6045				6045
PPG INDUSTRIES INC.	Common	693506107	4790	50	50				50
PRAXAIR INC.	Common	74005P104	103176	900	900				900
PROCTER & GAMBLE	Common	742718109	2893928.18	43058	43058				43058
PROGRESS ENERGY	Common	743263105	90287	1700	1700				1700
PROTECTIVE LIFE CORP.	Common	743674103	1777.2	60	60				60
PRUDENTIAL FINANCIAL	Common	744320102	50712	800	800				800
QUEST DIAGNOSTICS INC	Common	74834L100	122300	2000	2000				2000
REGIONS FINANCIAL CORP NEW	Common	7591EP100	316.32	48	48				48
ROSS STORES INC	Common	778296103	14525	250	250				250
ROYAL BANK OF CANADA	Common	780087102	59791.5	1030	1030				1030
ROYAL DUTCH SHELL GDR	Common	780259206	81280.67	1159	1159				1159
RYDEX ETF TRUST MIDCAP 400 PUR	Common	78355W601	543218.4	6060	6060				6060
S&P MIDCAP 400 DEP	Common	595635103	4517.75	25	25				25
SANOFIAVENTIS SPS ADRS	Common	80105N105	3205206.25	82715	82715				82715
SARA LEE CORP	Common	803111103	15071	700	700				700
SCANA CORP	Common	80589M102	3234433.15	70915	70915				70915
SCANSOURCE	Common	806037107	24258	650	650				650
SCHLUMBERGER	Common	806857108	94755.15	1355	1355				1355
SIEMENS A G ADR	Common	826197501	75630	750	750				750
SIGMA ALDRICH	Common	826552101	1458204.54	19959	19959				19959
SOUTHERN CO	Common	842587107	803348.4	17880	17880				17880
SOUTHERN FIRST BANCSHARES	Common	842873101	6829.45	997	997				997
SPDR DOW JONES AVG ETF TR UNIT	Common	78467X109	311707	2365	2365				2365
SPDR-CONSUMER DISCRETIONARY	Common	81369Y407	3381.75	75	75				75
SPDR-CONSUMER STAPLES	Common	81369Y308	3408	100	100				100
SPDR-ENERGY	Common	81369Y506	2072283.5	28882	28882				28882
SPDR-FINANCIAL	Common	81369Y605	318032.32	20135	20135				20135
SPDR-HEALTH CARE	Common	81369Y209	5453.45	145	145				145
SPDR-INDUSTRIAL	Common	81369Y704	254983.22	6815	6815				6815
SPDR-MATERIALS	Common	81369Y100	1220.01	33	33				33
SPDR-UTILITIES	Common	81369Y886	876.12	25	25				25
SPECTRA ENERGY CORP	Common	847560109	40036.95	1269	1269				1269
SPRD-TECHNOLOGY	Common	81369Y803	7540	250	250				250
STANDARD & POORS DEP RCPTS B/E	Common	78462F103	614213.22	4362	4362				4362
STATE ST CORP	Common	857477103	3640	80	80				80
STRYKER CORP	Common	863667101	66576	1200	1200				1200
SYSCO CORP.	Common	871829107	18811.8	630	630				630
TARGET CORPORATION	Common	87612E106	419252.65	7195	7195				7195
TELECOM NEW ZEALAND ADR	Common	879278208	12687.68	1279	1279				1279
TEVA PHARMACEUTICAL ADR	Common	881624209	2446262.34	54289	54289				54289
TEXFI, INC.	Common	882895105	0	92700	92700				92700
TIFFANY AND COMPANY	Common	886547108	52884.45	765	765				765
TJX COMPANIES	Common	872540109	3034439.65	76415	76415				76415
TRAVELERS	Common	89417E109	12432	210	210				210
UDR, INC.	Common	902653104	39210.28	1468	1468				1468
UNION PACIFIC	Common	907818108	83082.04	773	773				773
UNITED HEALTHCARE	Common	91324P102	79745.82	1353	1353				1353
UNITED TECHNOLOGIES	Common	913017109	1937810.16	23364	23364				23364
UNUMPROVIDENT CORP	Common	91529Y106	4896	200	200				200
USBANCORP	Common	902973304	6969.6	220	220				220
VERIZON COMMUNICATONS	Common	92343V104	4388804	114800	114800				114800
VIACOM INC NEW CLASS B	Common	92553P201	8258.04	174	174				174
VULCAN MATERIALS	Common	929160109	50207.75	1175	1175				1175
WAL MART STORES INC	Common	931142103	1883552.4	30777	30777				30777
WALT DISNEY CO.	Common	254687106	4596.9	105	105				105
WATSON PHARMACEUTICALS	Common	942683103	8047.2	120	120				120
WELLS FARGO	Common	949746101	2870149.8	84070	84070				84070
WESTERN UNION CO.	Common	959802109	43120	2450	2450				2450
WILLIAMS PARTNERS LP 	Common	96950F104	206553.5	3650	3650				3650
WINDSTREAM CORP	Common	97381W104	11892.28	1016	1016				1016
XYLEM INC	Common	98419M100	17593.5	634	634				634
YADKIN VALLEY FINANCIAL	Common	984314104	3921.73	1357	1357				1357
ZIMMER HOLDINGS	Common	98956P102	7585.04	118	118				118
VANGUARD MID-CAP GROWTH ETF	Common	922908538	3101.4	45	45				45
VANGUARD MID-CAP VALUE ETF	Common	922908512	519438.4	9040	9040				9040
RYDEX ETF TRUST S&P 500 PURE G	Common	78355W403	303712.32	6168	6168				6168
RYDEX ETF TRUST S&P VALUE 	Common	78355W304	24217.5	750	750				750
VANGUARD LARGE CAP GROWTH	Common	922908736	1071930.88	15104	15104				15104
VANGUARD WORLD FDS MEGA 	Common	921910840	104800	2500	2500				2500
ISHARES S&P SMALL CAP 600 ETF	Common	464287804	53417	700	700				700
VANGUARD INDEX SMALL CAP ETF	Common	922908595	3043.11	35	35				35
VANGUARD SMALL CAP VALUE ETF	Common	922908611	160114.5	2275	2275				2275
VANGUARD ETF EMRG MKTS VIPERS	Common	922042858	6984107.55	160665	160665				160665

Totals			 143,485,698.94 	3223215	3223215				3223215


